Cover Page (Details)	Aug. 09, 2021
STE Two700 Senior Notes Due2031 Member
Document Information [Line Items]
Title of 12(b) Security	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Two700 Senior Notes Due2051 Member
Document Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE